Income Taxes (Schedule of Defered Income Tax Assets and Liabilities) (Details) (USD $)	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Deferred tax assets:
Net operating loss	$ 6,021,134	$ 4,256,530
Allowance for doubtful accounts	55,679	23,948
Intangible assets	294,284	238,259
Deferred rent	7,948	11,809
Stock-based compensation	411,374	185,916
Contributions carryforward	93	93
Total deferred tax assets	6,790,512	4,716,555
Deferred tax liabilities:
Property and equipment	(126,297)	(31,714)
Total deferred tax liabilities	(126,297)	(31,714)
Deferred tax assets, net	6,664,215	4,684,841
Valuation allowance:
Valuation allowance	(6,664,215)	(4,684,841)	(4,166,510)
Net deferred tax asset
Presentation in the financial statements:
Deferred taxes, current portion
Deferred taxes, net of current portion
Net deferred tax asset